Note 13 - Income Taxes (Details) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current expense
Federal	$ 57
State	173	372
Deferred expense (benefit)
Federal	1,899	50
State	(57)	18
Change in valuation allowance	38	(7,584)
Total	2,110	(7,144)
Continuing operations	1,604	(6,590)
Other comprehensive loss	$ 506	$ (554)